Equity Activity - Reclassifications and Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	$ 38,046	$ 40,659	$ 42,655
SG&A expense	23,082	20,604	19,366
Other (income) and expense	861	(968)	1,152
Interest expense	1,288	1,344	723
Provision for/(benefit from) income taxes (Note G)	(864)	731	2,619
Net (income) loss	(5,590)	(9,431)	(8,728)
Other comprehensive income/(loss)	(740)	893	(476)
Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	30,404	32,491	33,687
Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	6,934	7,263	7,835
Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	708	904	1,132
Accumulated Other Comprehensive Income/(Loss)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(2,638)	(663)	(3,089)
Reclassification/amortization, Net of Tax Amount	1,898	1,556	2,612
Other comprehensive income/(loss), Before Tax Amount	(1,206)	1,029	(215)
Other comprehensive income/(loss), Tax (Expense)/Benefit	466	(136)	(262)
Other comprehensive income/(loss)	(740)	893	(476)
Foreign Currency Translation Adjustments
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(965)	(10)	(902)
Other comprehensive income/(loss), Before Tax Amount	(1,500)	(39)	(730)
Other comprehensive income/(loss), Tax (Expense)/Benefit	535	29	(172)
Other comprehensive income/(loss)	(965)	(10)	(902)
Net Unrealized Gains/(Losses) on Available-For-Sale Securities
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(1)	1	(2)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	0	0	1
Unrealized gains/(losses) arising during the period, Net of Tax Amount	0	1	(1)
Other comprehensive income/(loss), Before Tax Amount	(1)	1	(2)
Other comprehensive income/(loss), Tax (Expense)/Benefit	0	0	1
Other comprehensive income/(loss)	0	1	(1)
Net Unrealized Gains/(Losses) on Cash Flow Hedges
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(349)	(689)	(136)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	89	167	43
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(261)	(522)	(93)
Reclassification/amortization, Net of Tax Amount	(16)	59	337
Other comprehensive income/(loss), Before Tax Amount	(370)	(614)	313
Other comprehensive income/(loss), Tax (Expense)/Benefit	94	151	(69)
Other comprehensive income/(loss)	(277)	(463)	244
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications
Reclassifications and Taxes Related to Items of Other Comprehensive Income
SG&A expense	0	(53)	0
Other (income) and expense	(101)	(39)	341
Interest expense	78	197	71
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(23)	(68)	(30)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	(2)	(51)	(8)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Cost	27	89	75
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of services
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note G)	6	17	8
Net (income) loss	(18)	(50)	(22)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of sales
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note G)	1	15	3
Net (income) loss	(2)	(37)	(5)
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Cost of financing
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note G)	(7)	(22)	(19)
Net (income) loss	20	67	56
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | SG&A expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note G)	0	14	0
Net (income) loss	0	(39)	0
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Other (income) and expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note G)	25	10	(86)
Net (income) loss	(75)	(29)	255
Net Unrealized Gains/(Losses) on Cash Flow Hedges | Reclassifications | Interest expense
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Provision for/(benefit from) income taxes (Note G)	(20)	(50)	(18)
Net (income) loss	58	148	53
Net Change Retirement-Related Benefit Plans
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1,412)	(131)	(2,092)
Reclassification/amortization, Net of Tax Amount	1,914	1,496	2,276
Other comprehensive income/(loss), Before Tax Amount	664	1,681	204
Other comprehensive income/(loss), Tax (Expense)/Benefit	(163)	(316)	(21)
Other comprehensive income/(loss)	501	1,365	184
Retirement-Related Benefit Plans, Prior Service Costs/(Credits)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(37)	(73)	(182)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	7	10	31
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(29)	(63)	(151)
Reclassification/amortization, Before Tax Amount	13	(9)	(73)
Reclassification/amortization, Tax (Expense)/Benefit	(1)	5	5
Reclassification/amortization, Net of Tax Amount	12	(4)	(68)
Retirement-Related Benefit Plans, Net Gains/(Losses)
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	(1,678)	(120)	(2,517)
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	295	52	576
Unrealized gains/(losses) arising during the period, Net of Tax Amount	(1,383)	(68)	(1,941)
Reclassification/amortization, Before Tax Amount	2,314	1,843	2,966
Reclassification/amortization, Tax (Expense)/Benefit	(451)	(371)	(632)
Reclassification/amortization, Net of Tax Amount	1,863	1,471	2,334
Retirement-Related Benefit Plans, Curtailments and Settlements
Reclassifications and Taxes Related to Items of Other Comprehensive Income
Unrealized gains/(losses) arising during the period, Before Tax Amount	52	41	11
Unrealized gains/(losses) arising during the period, Tax (Expense)/Benefit	(14)	(12)	(2)
Unrealized gains/(losses) arising during the period, Net of Tax Amount	$ 38	$ 29	$ 9